Property, Plant and Equipment, Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation charge	$ 1,464	$ 1,113	$ 952
Tax incentives and capital investment funding	713	25	13
Reduction in depreciation charges due to public funding	69	56	61
Capital investment grants	711	95
Proceeds from capital grants and other contributions	320	21	10
Proceeds from sale of tangible assets	8	4	2
Impairment of long-lived assets	0	$ 0	$ 0
Property, Plant and Equipment
Property, Plant and Equipment [Line Items]
Capital investment grants	38
Property, Plant and Equipment | France
Property, Plant and Equipment [Line Items]
Capital investment grants	620
Silicon Carbide Substrates Plant Catania Italy
Property, Plant and Equipment [Line Items]
Definitive long-lived assets	131
Manufacturing Facilities Expansion in France
Property, Plant and Equipment [Line Items]
Reduction in depreciation charges due to public funding	12
Proceeds from capital grants and other contributions	$ 239